                    VAN KAMPEN WORLD PORTFOLIO SERIES TRUST
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN GLOBAL GOVERNMENT SECURITIES FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
                      PROSPECTUS DATED SEPTEMBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 31, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees of the Fund has continuously reviewed the investment policies and practices, performance, expenses and reduced net assets of the Fund. In connection therewith, the Board of Trustees considered various alternatives including a possible merger or liquidation of the Fund. After due consideration of a number of factors, including those listed above, the Board of Trustees determined that it would be in the best interests of the shareholders to terminate and liquidate the Fund. On January 27, 2000, the Board approved a Plan of Liquidation for the Fund which will be presented to the Fund's shareholders for approval. As a result of the Board's approval, effective February 2, 2000, the Fund suspended the continuous offering of its shares to new investors. Currently, existing shareholders of the Fund as of February 2, 2000 may continue to purchase shares of the Fund. Dividends subject to automatic reinvestment in the Fund according to previous instructions of existing shareholders will continue to be reinvested in shares of the Fund.

    (2) The first paragraph in the section entitled "INVESTMENT ADVISORY SERVICES -- ADVISORY AGREEMENTS" is hereby deleted and replaced in its entirety with the following:

    The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

             AVERAGE DAILY NET ASSETS                % PER ANNUM
             ------------------------                -----------
First $500 million.................................      0.75%
Next $500 million..................................      0.70%
Over $1 billion....................................      0.65%

    (3) The section entitled "INVESTMENT ADVISORY SERVICES - PORTFOLIO MANAGEMENT" is hereby deleted and replaced in its entirety with the following:

    PORTFOLIO MANAGEMENT. J. David Germany, Michael B. Kushma and Paul F. O'Brien have been primarily responsible for the Fund's day-to-day management since April 1, 1997. Christian G. Roth has shared primary responsibility for the Fund's day-to-day management since September 1, 1998. David Stanley has shared primary responsibility for the Fund's day-to-day management since January 1, 2000.

    Mr. Germany joined the Subadviser in 1996 and has been a portfolio manager with the Adviser's affiliate, Miller Anderson & Sherrerd, LLP ("MAS") since 1991. He was Vice President and Senior Economist for Morgan Stanley Dean Witter & Co. from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios of the MAS-advised MAS Institutional Funds in 1993 and the MAS Funds' Multi-Asset-Class Portfolio in 1994. Mr. Germany was Senior Staff Economist (International Finance and Macroeconomics) to the Council of Economic Advisors --Executive Office of the President from 1986 through 1987 and an Economist with the Board of Governors of the Federal Reserve System --Division of International Finance from 1983 through 1987. He holds an A.B. (Valedictorian) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology.

    Mr. Kushma, a Principal at Morgan Stanley Dean Witter & Co., joined the firm in 1987. He was a member of Morgan Stanley Dean Witter & Co.'s global fixed income strategy group in the fixed income division from 1987 to 1995 when he became the division's senior government bond strategist. He joined the Subadviser in 1995 where he took responsibility for the global fixed income portfolio. Mr. Kushma received an A.B. in economics from Princeton University in 1979, an M.Sc. in economics from the London School of Economics in 1981, and an M.Phil. in economics from Columbia University in 1983.

    Mr. O'Brien joined the Subadviser and MAS in 1996. He was head of European Economics from 1993 through 1995 for JP Morgan and Principal Administrator from 1991 through 1992 for the Organization for Economic Cooperation and Development. He assumed responsibility for the MAS-advised MAS Funds' Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. O'Brien holds a B.S. from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota.

    Mr. Roth joined MAS in 1991 and is a Principal of Morgan Stanley Dean Witter & Co. He has been a Portfolio Manager with MAS since 1993. Prior to joining MAS, Mr. Roth served as a Senior Associate in the Merchant Banking

Group of Dean Witter Capital Corporation. Mr. Roth received a B.S. from the Wharton School of Business at the University of Pennsylvania. He is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia.

    Mr. Stanley joined the Subadviser in 1994 as a Fixed Income Manager. He became a Vice President of the Subadviser in 1997. Mr. Stanley was previously employed by Aetna Capital Management International where he had sole responsibility for managing all European and Global bond funds. Previously, he spent over five years at Marine and General Mutual Life Assurance Society, where he managed Sterling and Global bond funds. He graduated from Manchester University. He is individually registered in the United Kingdom with the Investment Management Regulatory Organization (IMRO).

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000, and by deleting and replacing Richard M. DeMartini* and Don G. Powell* with Mitchell M. Merin* and Richard F. Powers, III,* effective December 15, 1999.

    (5) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, and by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer and Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                    VAN KAMPEN WORLD PORTFOLIO SERIES TRUST
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN GLOBAL GOVERNMENT SECURITIES FUND

                     SUPPLEMENT DATED APRIL 28, 2000 TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 1999,
               SUPERCEDING THE SUPPLEMENT DATED JANUARY 31, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
                                       Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
                                       Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

          * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell, Tanya M. Loden, Jacqueline F. Denter, and James M. Dykas, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, and Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
                                            Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                     Investments, President and Director of the Distributor
Vice President                              and President of Van Kampen Insurance Agency of Illinois
                                            Inc. Vice President of each of the funds in the Fund
                                            Complex. From November 1992 to December 1997, Senior Vice
                                            President of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The second paragraph in the section entitled "INVESTMENT ADVISORY AGREEMENT" is hereby deleted in its entirety.

     (7) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.